Intangible assets (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 492,739	R$ 574,517
Leases Related To Contract Asset [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use		276,893
Leases Related To Concession Agreements And Program Contract [Member] | Costs [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	588,600	405,431
Leases Related To Concession Agreements And Program Contract [Member] | Accumulated Amortizations [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(213,921)	(182,859)
Leases Related To Concession Agreements And Program Net [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	374,679	222,572
Vehicles [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	205,593	153,384
Properties [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	11,566	11,711
Office equipment [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	45	5,826
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(99,144)	(95,869)
Right Of Use Assets Net [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 118,060	R$ 75,052